Short-term Borrowing - Summary of Short-term Borrowing (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2022
Line of credit facility, maximum borrowing capacity
Line of credit facility, maximum borrowing capacity			¥ 50,000
Percentage of interest of short term borrowing	3.20%	3.20%
Description of debt instruments maturity date of pledged assets	March to May 2025